FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS
NOTE 10. FAIR VALUE MEASUREMENTS
The Company utilizes fair value measurements to record fair value adjustments to certain assets and liabilities and to determine fair value disclosures. The carrying amounts of our cash and cash equivalents, accounts receivable, income taxes receivable, accounts payable, accrued expenses and income taxes payable, approximate fair value because of the short-term maturity of those instruments.

Private Placement Warrants - We record the fair value of the Private Placement Warrants as a liability in the Company’s consolidated balance sheet as of December 31, 2021 and 2020, respectively. The fair value of the Private Placement Warrants is considered a Level 3 valuation and is determined using the Black-Scholes-Merton valuation model. Changes in fair value of the Private Placement Warrants are presented under Change in the fair value of warrant liabilities on the Income Statement. As of December 31, 2021, the Company has approximately 4.0 million Private Placement Warrants outstanding.
December 31, 2021
Private Placement Warrants Fair Value Per Share	$0.99
Private and Public Placement Warrant valuation inputs:
Stock price	$4.78
Strike price	$11.50
Remaining contractual term in years	3.54
Estimated volatility	60.0%
Dividend yield	0.0%
Risk free interest rate	1.05%
Contingent consideration payable related to acquisitions
The fair value of the contingent consideration payable for the Aimtell, PushPros, Aramis and Crisp Results acquisitions (described in Note 8 Acquisitions) were determined using a Monte Carlo fair value analysis based on estimated performance and the probability of achieving certain targets. As certain inputs are not observable in the market, the contingent consideration is classified as a Level 3 instrument. Changes in fair value of contingent consideration are presented under Acquisition costs on the statement of operations. There was no contingent consideration payable at December 31, 2020.
The following table presents the contingent consideration assumptions.
Aimtell / PushPros
CYE2021 Revenue - Actual	$7,193,881
CYE2022 Revenue - Expectations	$11,259,147
CYE2023 Revenue - Expectations	$14,636,891
CYE2022 Risk Adjusted Revenue	$10,883,930
CYE2023 Risk Adjusted Revenue	$13,224,456
Revenue Volatility	25%
Iteration (actual)	100,000
Risk adjustment discount rate	7.25%
Risk free / Credit risk	6.5%
Days gap from period end to payment	90
Aramis
CYE2022 Earnout Successful Probability	99.0%
Iteration (actual)	100,000
Risk free / Credit risk	6.5%
Days gap from period end to payment	90
Crisp Results
EBITDA Historical - 9 Months	7,749,580
EBITDA Expectations - 3 Months	1,800,000
Risk adjusted EBITDA	1,768,807
EBITDA volatility	60%
Iterations (actual)	100,000
Risk adjustment discount rate	16.5%
Risk free / Credit risk	6.5%
Days gap from period end to payment	90
The following table presents assets and liabilities measured at fair value on a recurrent basis (in thousands):
		December 31, 2020
Category	Balance Sheet Location	Level 1	Level 2	Level 3	Total
Liabilities:
Private Warrant Liabilities	Total liabilities	$—	$—	$22,080	$22,080
Total		$—	$—	$22,080	$22,080
		December 31, 2021
Category	Balance Sheet Location	Level 1	Level 2	Level 3	Total
Liabilities:
Private Warrant Liabilities	Total liabilities	$ —	$ —	$3,960	$3,960
Contingent consideration - current	Contingent consideration payable			$7,370	$7,370
Contingent consideration -non-current	Contingent consideration payable	$ —	$ —	$1,069	$1,069
Total		$ —	$ —	$12,399	$12,399
The following table represents the change in the warrant liability and contingent consideration (in thousands):
	Private Placement Warrants	Contingent Consideration
Beginning January 1, 2020	$ —	$1,000
Additions	13,240	—
Changes in fair value	8,840	—
Settlements	—	(1,000)
Balance December 31, 2020	22,080	—
Additions	—	7,333
Changes in fair value	(18,115)	1,106
Settlements	(5)	—
Ending December 31, 2021	$3,960	8,439